Northern Lights Fund Trust III

Leland Thomson Reuters Venture Capital Index Fund

Incorporated herein by reference is the definitive version of the supplement for the Leland Thomson Reuters Venture Capital Index Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on October 30, 2015, (SEC Accession No. 0001580642-15-004937).